Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2020
Schedule II Valuation And Qualifying Accounts
Schedule II

DPL Inc.
VALUATION AND QUALIFYING ACCOUNTS
For each of the three years in the period ended December 31, 2020
$ in millions
Description	Balance at Beginning of Period	Additions	Deductions - Net Write-offs	Balance at End of Period
Year ended December 31, 2020
Deducted from accounts receivable -
Provision for uncollectible accounts	$0.4	$3.0	$0.6	$2.8
Deducted from deferred tax assets -
Valuation allowance for deferred tax assets (a)	$29.0	$11.0	$1.0	$39.0
Year ended December 31, 2019
Deducted from accounts receivable -
Provision for uncollectible accounts	$0.9	$3.0	$3.5	$0.4
Deducted from deferred tax assets -
Valuation allowance for deferred tax assets (a)	$29.9	$2.2	$3.1	$29.0
Year ended December 31, 2018
Deducted from accounts receivable -
Provision for uncollectible accounts	$1.1	$3.4	$3.6	$0.9
Deducted from deferred tax assets -
Valuation allowance for deferred tax assets (a)	$36.3	$1.7	$8.1	$29.9

(a)    Balances and activity for valuation allowances for deferred tax assets include amounts presented within both the "Deferred income taxes" line and the "Non-current liabilities of discontinued operations and held-for-sale businesses" line on DPL’s Consolidated Balance Sheets.